SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
	2021	2020	2019
	$	$	$
Changes in non-cash working capital items:
Amounts receivable	(3,892,623)	542,054	(1,341,845)
Prepaid expenses and deposits	(3,200,676)	(131,697)	83,535
Deferred Cost	(1,223,395)	-	-
Unbilled revenues	-	111,845	(107,099)
Other receivable	-	-	67,143
Bank indebtedness	-	-	(39,464)
Accounts payable and accrued liabilities	4,581,698	612,050	(725,292)
Interest payable	18,527	292,365	488,997
Deferred revenue	(278,443)	(167,096)	259,182
Customer deposits	431,106	1,184,170	8,470,889
Income tax payable	(2,363)	247,500	373,196
	(3,566,169)	2,691,191	7,529,242